Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	$ 577.6	$ 497.3	$ 399.1
Normal course issuer bid purchase of subordinate voting shares	(253.2)		(38.7)
Exercise of stock options	7.1	4.0	2.4
Net income	94.6	70.3	148.0
Share-based payment	14.0	11.3	7.8
Deferred tax on share-based payment	(0.2)
Shareholders’ equity, ending balance	427.9	577.6	497.3
IFRS 16 initial application
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance		(4.9)
Shareholders’ equity, ending balance			(4.9)
Adjustment for IFRIC Agenda Decision
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			(18.9)
Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			380.2
Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	120.5	114.7	112.6
Normal course issuer bid purchase of subordinate voting shares	(11.9)		(1.6)
Exercise of stock options	9.9	5.8	3.7
Shareholders’ equity, ending balance	118.5	120.5	114.7
Share capital | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			112.6
Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	25.2	15.7	9.2
Exercise of stock options	(2.8)	(1.8)	(1.3)
Share-based payment	14.0	11.3	7.8
Deferred tax on share-based payment	(0.2)
Shareholders’ equity, ending balance	36.2	25.2	15.7
Contributed surplus | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			9.2
Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	437.1	366.8	279.7
Normal course issuer bid purchase of subordinate voting shares	(241.3)		(37.1)
Net income	94.6	70.3	148.0
Shareholders’ equity, ending balance	290.4	437.1	366.8
Retained earnings | IFRS 16 initial application
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance		(4.9)
Shareholders’ equity, ending balance			(4.9)
Retained earnings | Adjustment for IFRIC Agenda Decision
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			(18.9)
Retained earnings | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			260.8
Parent company
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	577.6	497.3	399.1
Normal course issuer bid purchase of subordinate voting shares		(253.2)	(38.7)
Exercise of stock options	7.1	4.0	2.4
Net income	82.6	65.0	150.5
Share-based payment	14.0	11.3	7.8
Deferred tax on share-based payment	(0.2)
Shareholders’ equity, ending balance	427.9	577.6	497.3
Parent company | IFRS 16 initial application
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance		(4.9)
Shareholders’ equity, ending balance			(4.9)
Parent company | Adjustment for IFRIC Agenda Decision
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			(18.9)
Parent company | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			380.2
Parent company | Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	120.5	114.7	112.6
Normal course issuer bid purchase of subordinate voting shares		(11.9)	(1.6)
Exercise of stock options	9.9	5.8	3.7
Shareholders’ equity, ending balance	118.5	120.5	114.7
Parent company | Share capital | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			112.6
Parent company | Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	25.2	15.7	9.2
Exercise of stock options	(2.8)	(1.8)	(1.3)
Share-based payment	14.0	11.3	7.8
Deferred tax on share-based payment	(0.2)
Shareholders’ equity, ending balance	36.2	25.2	15.7
Parent company | Contributed surplus | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			9.2
Parent company | Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	431.9	366.9	277.3
Normal course issuer bid purchase of subordinate voting shares		(241.3)	(37.1)
Net income	82.6	65.0	150.5
Shareholders’ equity, ending balance	$ 273.2	431.9	366.9
Parent company | Retained earnings | IFRS 16 initial application
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance		$ (4.9)
Shareholders’ equity, ending balance			(4.9)
Parent company | Retained earnings | Adjustment for IFRIC Agenda Decision
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			(18.9)
Parent company | Retained earnings | Balance at April 1, 2019
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance			$ 258.4